Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000234495_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234495_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000234495_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,732
C000234495_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,354
C000234495_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,962
C000234495_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,291
C000234494_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234494_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234494_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000234494_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,403
C000234494_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,022
C000234494_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,364
C000234491_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234491_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234491_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000234491_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,403
C000234491_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,022
C000234491_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,364
C000234493_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234493_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234493_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000234493_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,403
C000234493_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,022
C000234493_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,364
C000234492_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234492_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234492_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000234492_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,403
C000234492_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,022
C000234492_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,364
C000234496_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI (All Country World Index) Index
C000234496_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234496_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000234496_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,403
C000234496_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,022
C000234496_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,364
C000260067_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000260067_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000260067_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,515
C000258437_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000258437_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258437_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,445
C000243999_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Convertible Arbitrage Fund
C000243999_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243999_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,181
C000243999_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,293
C000243999_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,789
C000243999_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 3-Month Treasury Bellwether Index
C000243999_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243999_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000243999_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,743
C000243999_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,189
C000243999_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000243999_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243999_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,469
C000243999_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,685
C000243999_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,417
C000234495_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Risk Parity Fund
C000234495_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234495_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,263
C000234495_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,335
C000234495_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,527
C000234495_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,241
C000234495_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234495_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234495_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,485
C000234495_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,490
C000234495_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,980
C000234495_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,025
C000234495_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234495_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234495_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,116
C000234495_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,265
C000234495_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,930
C000234495_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,679
C000234494_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000234494_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234494_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,313
C000234494_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,385
C000234494_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,593
C000234494_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,329
C000234494_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234494_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234494_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,461
C000234494_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,464
C000234494_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,951
C000234494_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,992
C000234494_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234494_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234494_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,047
C000234494_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000234494_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,855
C000234494_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,593
C000234491_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000234491_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000234491_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,917
C000234491_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,932
C000234491_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,026
C000234491_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,562
C000234491_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234491_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234491_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,461
C000234491_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,464
C000234491_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,951
C000234491_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,992
C000234491_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234491_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234491_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,047
C000234491_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000234491_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,855
C000234491_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,593
C000234493_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000234493_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234493_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,302
C000234493_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,381
C000234493_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,570
C000234493_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,295
C000234493_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234493_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234493_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,461
C000234493_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,464
C000234493_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,951
C000234493_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,992
C000234493_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234493_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234493_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,047
C000234493_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000234493_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,855
C000234493_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,593
C000234492_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000234492_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234492_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,252
C000234492_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,221
C000234492_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,277
C000234492_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,799
C000234492_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234492_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234492_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,461
C000234492_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,464
C000234492_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,951
C000234492_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,992
C000234492_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234492_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234492_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,047
C000234492_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000234492_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,855
C000234492_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,593
C000234496_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000234496_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000234496_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,698
C000234496_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,747
C000234496_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,836
C000234496_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,361
C000234496_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Composite Index℠
C000234496_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234496_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,461
C000234496_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,464
C000234496_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,951
C000234496_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,992
C000234496_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Risk Parity Custom Index℠
C000234496_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234496_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,047
C000234496_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,195
C000234496_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,855
C000234496_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,593
C000237599_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Hedged Equity Fund
C000237599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,946
C000237599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,360
C000237599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,596
C000237599_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,392
C000237599_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237599_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237599_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237599_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237599_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237599_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000237631_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000237631_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237631_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,946
C000237631_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,368
C000237631_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,617
C000237631_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,417
C000237631_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237631_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237631_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237631_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237631_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237631_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237631_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237631_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237631_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237631_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237631_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237631_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000237633_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000237633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000237633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,582
C000237633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,889
C000237633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,966
C000237633_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,608
C000237633_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237633_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237633_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237633_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237633_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237633_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237633_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237633_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000237630_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000237630_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237630_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,946
C000237630_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,360
C000237630_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,606
C000237630_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,397
C000237630_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237630_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237630_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237630_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237630_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237630_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237630_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237630_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237630_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237630_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237630_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237630_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000237632_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000237632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,903
C000237632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,203
C000237632_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,276
C000237632_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,879
C000237632_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237632_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237632_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237632_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237632_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237632_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237632_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237632_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237632_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000237634_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000237634_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000237634_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,369
C000237634_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,676
C000237634_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,746
C000237634_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,384
C000237634_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 5% Put Protection Index (PPUT)
C000237634_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237634_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,010
C000237634_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,492
C000237634_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000237634_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,790
C000237634_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000237634_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000237634_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,346
C000237634_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,500
C000237634_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000237634_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,380
C000249702_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Equity Market Neutral Fund
C000249702_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249702_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,810
C000249702_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,864
C000249702_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249702_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249702_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249702_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249702_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249702_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249702_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249702_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000249704_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000249704_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000249704_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,227
C000249704_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,192
C000249704_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249704_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249704_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249704_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249704_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249704_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249704_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249704_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000249703_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000249703_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000249703_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,438
C000249703_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,397
C000249703_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249703_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249703_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249703_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249703_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249703_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249703_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249703_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000249705_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000249705_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249705_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,750
C000249705_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,684
C000249705_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249705_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249705_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249705_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249705_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249705_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249705_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249705_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000249701_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000249701_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249701_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,810
C000249701_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,864
C000249701_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249701_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249701_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249701_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249701_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249701_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249701_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249701_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000249700_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000249700_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249700_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,810
C000249700_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,874
C000249700_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 3-Month Treasury Bellwether Index
C000249700_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249700_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000249700_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,731
C000249700_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000249700_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000249700_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000249700_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,334
C000248606_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Yield Enhanced Equity ETF
C000248606_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248606_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,578
C000248606_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,268
C000248606_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 2% OTM BuyWrite Index (BXY)
C000248606_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248606_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,760
C000248606_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,920
C000248606_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000248606_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248606_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,718
C000248606_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,634
C000248605_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Dynamic Buffered Equity ETF
C000248605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248605_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,169
C000248605_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,665
C000248605_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 95-110 Collar Index (CLL)
C000248605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248605_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,331
C000248605_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,162
C000248605_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000248605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248605_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,718
C000248605_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,634
C000248604_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Hedged Equity ETF
C000248604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248604_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,205
C000248604_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,608
C000248604_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 5% Put Protection Index (PPUT)
C000248604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248604_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000248604_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,813
C000248604_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000248604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000248604_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,718
C000248604_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,634
C000260067_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Managed Futures ETF
C000260067_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000260067_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,301
C000260067_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-Month Treasury Bellwether Index
C000260067_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000260067_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,271
C000260067_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		SG Trend Index
C000260067_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000260067_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,051
C000258438_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Merger Arbitrage Fund
C000258438_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258438_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,480
C000258438_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-Month Treasury Bellwether Index
C000258438_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258438_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,255
C000258438_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000258438_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258438_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,445
C000258437_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Managed Futures Fund
C000258437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258437_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,263
C000258437_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		SG Trend Index
C000258437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258437_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,006
C000258437_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-Month Treasury Bellwether Index
C000258437_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258437_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,255